Income Taxes and Distributions (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation Allowance
Additions	$ 9,234,000	$ 0	$ 317,000
Deductions	0	(4,732,000)	0
Valuation allowance	$ 12,199,000	$ 2,965,000	$ 7,697,000	$ 7,380,000